Accrued Expenses	12 Months Ended
Dec. 31, 2015
Accrued Expenses [Abstract]
Accrued Expenses

Note 5 – Accrued Expenses

Accrued expenses consist of the following:

	As of	As of
	December 31, 2015	December 31, 2014
Lab services and supplies	$72,044	$64,768
Professional fees	48,265	173,829
Consultant fees	15,495	52,000
Interest	17,826	10,804
Expense reimbursement	-	4,000
Other	2,083	-
Total accrued expenses	$155,713	$305,401